Disclosure of detailed information about property, plant and equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements Line Items
Property, plant and equipment at beginning of period	$ 2,991,546
Property, plant and equipment at end of period	3,087,893	$ 2,991,546
Cost [Member]
Statements Line Items
Property, plant and equipment at beginning of period	3,883,673	3,879,938
Additions	406,160	33,336
Disposition	(61,517)	(29,601)
Property, plant and equipment at end of period	4,228,316	3,883,673
Accumulated amortization [Member]
Statements Line Items
Property, plant and equipment at beginning of period	892,127	685,446
Amortization	274,675	206,681
Disposition	(26,379)
Property, plant and equipment at end of period	1,140,423	892,127
Land [Member]
Statements Line Items
Property, plant and equipment at beginning of period	12,558
Property, plant and equipment at end of period	12,558	12,558
Land [Member] | Cost [Member]
Statements Line Items
Property, plant and equipment at beginning of period	12,558	12,588
Additions	0	0
Disposition	0	0
Property, plant and equipment at end of period	12,558	12,558
Land [Member] | Accumulated amortization [Member]
Statements Line Items
Property, plant and equipment at beginning of period	0	0
Amortization	0	0
Disposition	0
Property, plant and equipment at end of period	0	0
Building [Member]
Statements Line Items
Property, plant and equipment at beginning of period	2,545,864
Property, plant and equipment at end of period	2,439,784	2,545,864
Building [Member] | Cost [Member]
Statements Line Items
Property, plant and equipment at beginning of period	2,955,901	2,955,901
Additions	0	0
Disposition	0	0
Property, plant and equipment at end of period	2,955,901	2,955,901
Building [Member] | Accumulated amortization [Member]
Statements Line Items
Property, plant and equipment at beginning of period	410,037	303,959
Amortization	106,080	106,078
Disposition	0
Property, plant and equipment at end of period	516,117	410,037
Leasehold improvements [Member]
Statements Line Items
Property, plant and equipment at beginning of period	10,791
Property, plant and equipment at end of period	8,093	10,791
Leasehold improvements [Member] | Cost [Member]
Statements Line Items
Property, plant and equipment at beginning of period	43,715	43,715
Additions	0	0
Disposition	0	0
Property, plant and equipment at end of period	43,715	43,715
Leasehold improvements [Member] | Accumulated amortization [Member]
Statements Line Items
Property, plant and equipment at beginning of period	32,924	30,228
Amortization	2,698	2,696
Disposition	0
Property, plant and equipment at end of period	35,622	32,924
Production equipment [Member]
Statements Line Items
Property, plant and equipment at beginning of period	385,318
Property, plant and equipment at end of period	288,991	385,318
Production equipment [Member] | Cost [Member]
Statements Line Items
Property, plant and equipment at beginning of period	809,982	809,982
Additions	0	0
Disposition	0	0
Property, plant and equipment at end of period	809,982	809,982
Production equipment [Member] | Accumulated amortization [Member]
Statements Line Items
Property, plant and equipment at beginning of period	424,664	328,334
Amortization	96,327	96,330
Disposition	0
Property, plant and equipment at end of period	520,991	424,664
Vehicles [Member]
Statements Line Items
Property, plant and equipment at beginning of period	37,015
Property, plant and equipment at end of period	0	37,015
Vehicles [Member] | Cost [Member]
Statements Line Items
Property, plant and equipment at beginning of period	61,517	57,782
Additions	0	33,336
Disposition	(61,517)	(29,601)
Property, plant and equipment at end of period	0	61,517
Vehicles [Member] | Accumulated amortization [Member]
Statements Line Items
Property, plant and equipment at beginning of period	24,502	22,925
Amortization	1,877	1,577
Disposition	(26,379)
Property, plant and equipment at end of period	0	24,502
Prototype [Member]
Statements Line Items
Property, plant and equipment at beginning of period	0
Property, plant and equipment at end of period	338,467	0
Prototype [Member] | Cost [Member]
Statements Line Items
Property, plant and equipment at beginning of period	0	0
Additions	406,160	0
Disposition	0	0
Property, plant and equipment at end of period	406,160	0
Prototype [Member] | Accumulated amortization [Member]
Statements Line Items
Property, plant and equipment at beginning of period	0	0
Amortization	67,693	0
Disposition	0
Property, plant and equipment at end of period	$ 67,693	$ 0